INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 1,044	$ 934	$ 2,057	$ 1,590
Net income	219	135	546	181
Share of profit (loss) of associates and joint ventures accounted for using equity method	1	36	(4)	59	$ 118
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,406	1,629	2,973	3,074
Net income	32	122	96	181
Share of profit (loss) of associates and joint ventures accounted for using equity method, before reclassification	1	36	31	59
Reclassification adjustments on exchange differences on translation, net of tax	$ 0	$ 0	$ (35)	$ 0